                       SEMIANNUAL REPORT   OCTOBER 31, 2000

Prudential
Europe Growth Fund, Inc.

Fund Type Global stock

Objective Long-term growth of capital

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential Europe Growth Fund invests primarily in stocks of companies in Europe, selecting a diversified portfolio aimed at long-term growth of capital. The Fund is subject to all of the risks associated with foreign investing, including currency, political and social risks, and potential illiquidity. There can be no assurance that the Fund will achieve its investment objective.

Geographic Concentration
     Expressed as a percentage of
net assets as of 10/31/00
     23.9%    United Kingdom
     16.9     France
     11.2     Italy
     10.5     Federal Republic of Germany
      6.8     Other Continental Europe
      5.8     United States
      5.7     Switzerland
      5.6     Spain
      5.4     Sweden
      4.1     Netherlands
      4.1     Cash & Equivalents

Ten Largest Holdings
Expressed as a percentage of
net assets as of 10/31/00
     3.4%  Barclays PLC
           Banking
     2.9   Banco Santander Central Hispano SA
           Banking
     2.7   Telefonica SA
           Telecommunications
     2.6   Vodafone Group PLC
           Telecommunications
     2.6   Julius Baer Holdings AG
           Banking
     2.6   Telecom Italia Mobile SpA
           Telecommunications
     2.6   Wella AG
           Cosmetics/Toiletries
     2.5   Heineken N.V.
           Beverages
     2.4   Ares-Serono SA
           Medical/Drugs
     2.4   Misys PLC
           Computer Services

Holdings are subject to change
            www.prudential.com   (800) 225-1852

Performance at a Glance

Cumulative Total Returns1                    As of 10/31/00
                       Six       One       Five        Since
                      Months     Year      Years     Inception2
Class A               -12.85%    3.77%     89.99%     118.15%
Class B               -13.26     2.93      82.51      107.32
Class C               -13.26     2.93      82.48      107.29
Class Z               -12.83     3.97       N/A        87.44
Lipper European
Region Fund Avg.3      -8.22    12.53     102.14        ***


Average Annual Total Returns1                 As of 10/31/00
                  One      Five        Since
                  Year     Years     Inception2
Class A          -1.42%    12.54%     12.26%
Class B          -2.07     12.66      12.26
Class C           0.91     12.56      12.08
Class Z           3.97      N/A       14.83

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares.

Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception dates: Class A, B, and C, 7/13/94;
Class Z, 4/15/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, and five-year periods in the European Region Fund category. The
Lipper average is unmanaged. European Region funds concentrate their investment in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within this region.

*** Lipper Since Inception returns are 141.75% for
Class A, B, and C, and 82.57% for Class Z, based on all funds in each share class.

(LOGO)                  December 15, 2000

Dear Shareholder,
For the six months ended October 31, 2000, the Prudential Europe Growth Fund's Class A shares fell
12.85%, -17.21% to those paying the one-time Class
A share sales charge. This return underperformed the returns of the Morgan Stanley Capital
International (MSCI) Europe Region Average and the
Lipper European Region Fund Average, which returned
-6.81% and -8.22%, respectively.

In general, funds that invested in the European region were hurt by the twin setbacks of (1) a steadily declining euro that made European equities worth less in U.S. dollars, and (2) intermittent weakness in the key growth sectors of telecommunications, media, and technology (TMT).

TMT stocks, which, after a May decline, had recovered to some extent during the summer, were beaten down again in September and October over worries about slowing U.S. growth and its possible effects on demand for European exports. Much like the buying that occurred at the end of 1999 and at the beginning of 2000, selling was indiscriminate, derailing good stocks along with bad stocks. While the Fund's performance certainly was hurt by its TMT holdings, the Fund's holdings in the retail and business services sectors also inflicted considerable damage.

Despite a difficult reporting period, the outlook for the Fund's holdings remains positive overall.
In addition, as described in the Investment
Adviser's Report, changes are under way to refocus the Fund on what we believe are the market's most dynamic growth opportunities.

We encourage you to look beyond recent short-term performance and consider the Fund's place in your long-term investment strategy.

Sincerely,

David R. Odenath, Jr., President
Prudential Europe Growth Fund, Inc.

Prudential Europe Growth Fund, Inc.

Semiannual Report     October 31, 2000

Investment Adviser's Report

Weakness in TMT sectors drag down broader market
The volatility that marked the previous six-month period spilled over into this period, as the stiff correction in telecommunications, media, and technology (TMT) stocks that began in March and April extended into May. Higher U.S. interest rates were one factor undermining share prices, as the Federal Reserve Board (the Fed) added a 0.50% hike in May to bring the total number of rate increases since June 1999 to six. TMT stocks in Europe generally followed the pattern traced out by the Nasdaq Composite Index
(a U.S. composite index that is heavily weighted in TMT issues), which lost 37.3% from peak to trough.
However, the negative effects on European stocks were somewhat muted because, as a group, they had not reached the extreme valuations of their U.S.
counterparts.

After the May rate hike, there was a rally fueled by investors who sensed that the Fed had completed its series of tightening moves. Investors alternated between relief that the upward pressure on rates was easing and concern that higher rates would slow growth. During this time, many TMT stocks made significant recoveries from their spring lows. We also saw considerable amounts of money flowing into defensive and interest-rate-sensitive sectors such as healthcare, consumer nondurables, and financial services.

September and October, however, brought renewed weakness in TMT stocks. Projected fourth-quarter demand for DRAM (dynamic random access memory) looked much weaker than had been expected, and semiconductor demand also declined. Meanwhile, telecommunications investors worried about the huge amounts paid by wireless service providers for third-generation cellular licenses in Europe. In addition, there were numerous earnings disappointments and warnings issued by U.S.
companies during October's earnings reporting season. As these events transpired, the U.S.
influence on European stocks was magnified because of the significant amount of investment capital supplied to Europe from this country.

Prudential Europe Growth Fund, Inc.

Holdings expressed as a percentage of the Fund's net assets

Comments on Largest Holdings As of 10/31/00

3.4%     Barclays PLC (United Kingdom)/Banking
Offers commercial and investment banking, insurance, and financial and related services. The company's subsidiary, Barclays Bank PLC, operates over 1,900 branches in the United Kingdom. In all, Barclays Bank operates branches in over 60 countries.

2.9%     Banco Santander Central Hispano SA
(Spain)/Banking
Attracts deposits and offers retail, wholesale, and private banking and asset management services. The bank offers consumer credit, mortgage loans, lease financing, factoring, mutual funds, pension funds, insurance, commercial credit, investment banking services, structured finance, and advice on mergers and acquisitions.

2.7%     Telefonica SA (Spain)/Telecommunications
Spanish-based telecommunications service provider with large Latin American holdings, for which it has substantially improved service.
Usage of its fixed lines is increasing in Spain, as are value-added services, such as mobile
(cellular), Internet, and data transmission.
Telefonica has a rapidly expanding World Wide Web business, exploiting its Spanish-language advantage in Spain and Latin America.

2.6%     Vodafone Group PLC (United
Kingdom)/Telecommunications
The acquisition of Mannesmann--the largest mobile phone operator in Germany, with interests in providers in Austria, France, and Italy--cemented
Vodafone's position as the largest provider of cellular telephone services in the world. It is also No. 1 in the United Kingdom and, with Verizon
Wireless (its joint venture with Bell Atlantic), in the United States.

2.6%      Julius Baer Holdings AG
(Switzerland)/Banking
The Julius Baer Group is one of Switzerland's leading banking institutions and manages substantial assets for private and institutional clients all over the world. The Group's services consist mainly of asset management and counseling, investment funds for private and institutional investors, institutional brokerage and securities, and foreign exchange trading.

Holdings are subject to change.

www.prudential.com    (800) 225-1852

Semiannual Report     October 31, 2000

Weak Euro is a negative influence
Since its introduction at the beginning of 1999, the euro has declined virtually without pausing, losing about 30% of its value against the U.S.
dollar in less than two years. Not even a rare, coordinated intervention to support the currency in September had any lasting results. As the euro declined, so did the value of European assets expressed in dollars.

A declining euro helps export-driven European companies, which can sell their goods more cheaply overseas. However, the disadvantages of a weak currency were painfully evident to Europeans affected by surging crude oil prices. OPEC quotas limited the supply of oil and, together with improving worldwide demand, caused prices to rise substantially during the period, flirting with the $35-per-barrel level in September. The depreciating euro created even sharper price increases for euro-zone countries, which must pay for oil with dollars. Euro-zone inhabitants therefore saw larger increases at the gas pump than Americans did, and companies for whom energy is a significant cost of doing business felt the pinch.

Positioning and performance
The volatility in TMT stocks, combined with prospects for a slowing U.S. economy, sent many investors running for the protection of sectors such as healthcare and consumer nondurables, which are perceived to offer more steady earnings streams during periods of slower economic growth.
Furthermore, the prospect of stable or even falling interest rates piqued interest in financial services stocks. With approximately 15% of its holdings in financial services, the Fund was well positioned to benefit from this trend. Accordingly, the Fund's best-performing stocks included such holdings as Julius Baer (Switzerland), an asset gatherer and manager. Barclays (United Kingdom) and Bank of Ireland (Ireland) were two other positive contributors in the financial services sector. In healthcare, Serono, a Swiss pharmaceutical firm with biotechnology exposure, and the United
Kingdom's Shire Pharmaceutical Group helped the
Fund's performance.

Prudential Europe Growth Fund, Inc.

Semiannual Report     October 31, 2000

On the negative side, Swedish retailer Hennes &
Mauritz, which reported disappointing sales results, hurt the Fund's returns. Havas
Advertising, the largest independent ad agency in France, fell because of lower expected revenues from Internet firms following last spring's sharp correction in dot-com share prices. British Sky
Broadcasting (United Kingdom), a provider of satellite television, declined after reaching excessive valuations earlier in the year. However, the company continued to experience strong revenue and subscriber growth. Also detracting from performance were wireless telecom operators Sonera
(Finland), and Vodafone Group PLC (United Kingdom), as well as equipment manufacturers Ericsson
(Sweden) and Nokia (Finland).

Changes in stock selection criteria
The Fund's management team recently made some changes in its stock selection criteria. Although these changes are incremental rather than wholesale, it might be helpful to summarize how we plan to make decisions going forward. First, we favor a 100% bottom-up approach to selecting stocks, meaning that we build the portfolio one stock at a time based strictly on fundamental prospects over a two- to three-year horizon. We do not employ top-down analysis to decide, for example, which countries or industries offer the most promise, and then derive decisions about individual holdings from those judgments.

Second, we look for companies offering above-average growth, which we define as growth that is well in excess of both underlying gross domestic product (GDP) and average industry growth rates.
Moreover, we're interested in growth that is driven by powerful demand for a company's products or services--not simply due to where we happen to be in the economic cycle.

We expect to do some modest restructuring based on this strategy. For example, although financial services stocks were some of the better performers during the period, most of them have high valuations relative to their earnings growth rates, at least compared with many TMT companies.

www.prudential.com        (800) 225-1852

We therefore plan to shift some assets out of financial services and into TMT stocks. A similar strategy applies to a number of the Fund's retail holdings. Finally, we expect the Fund to be slightly more concentrated from now on, with the number of holdings averaging in the 40 to 60 range under normal circumstances.

Looking ahead
We believe that investors have become overly defensive. Europe appears poised for moderately good growth next year, and we believe many of the telecommunications and technology companies we follow should see strong earnings growth.
Meanwhile, share prices in the TMT sectors have come way down. Typically, strong earnings growth and reasonable valuations lead to advancing share prices. While a decelerating U.S. economy does give us some reason for caution, we view it merely as a transition to a more sustainable rate of growth from the breakneck pace of earlier in the year. A soft landing for the U.S. economy--slowing growth without recession--still looks to be the most likely scenario.

Prudential Europe Growth Fund Management Team

Prudential Europe Growth Fund, Inc.

Semiannual Report     October 31, 2000

Financial
     Statements

       Prudential Europe Growth Fund, Inc.
             Portfolio of Investments as of October 31, 2000 (Unaudited)

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  90.1%
Common Stocks  84.5%
-------------------------------------------------------------------------------------
Belgium  1.1%
     70,162   KBC Bancassurance Holding                             $    2,906,724
-------------------------------------------------------------------------------------
Federal Republic of Germany  4.9%
      2,600   Fresenius AG                                                 470,148
     76,360   Intershop Communications AG(a)                             3,306,116
     25,200   MLP AG                                                     3,444,359
     37,186   SAP AG                                                     6,089,669
                                                                    --------------
                                                                        13,310,292
-------------------------------------------------------------------------------------
Finland  2.7%
    153,105   Nokia Oy                                                   6,302,655
     48,532   Sonera Oy                                                  1,069,584
                                                                    --------------
                                                                         7,372,239
-------------------------------------------------------------------------------------
France  16.9%
     20,910   Altran Technologies SA                                     4,276,346
     76,120   Carrefour SA                                               5,111,604
    341,700   Havas Advertising SA(b)                                    5,508,736
     31,568   Legrand SA                                                 5,091,933
     62,686   Rexel SA                                                   4,363,816
     48,383   Sidel SA                                                   2,544,580
    107,600   STMicroelectronics N.V.(a)(b)                              5,588,475
     85,760   Societe Television Francaise1                              4,681,421
     34,161   Total Fina Elf SA                                          4,889,564
     49,218   Vivendi SA                                                 3,539,072
                                                                    --------------
                                                                        45,595,547
-------------------------------------------------------------------------------------
Ireland  1.9%
    687,460   Bank of Ireland                                            5,197,127

    See Notes to Financial Statements                                      9

       Prudential Europe Growth Fund, Inc.
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Italy  11.2%
    535,099   Autogrill SpA                                         $    5,910,081
    566,000   Bipop-Carire SpA                                           4,478,312
    263,400   Bulgari SpA                                                3,101,517
    411,800   Class Editori SpA                                          5,803,319
  1,487,290   Seat Pagine Gialle SpA(b)                                  4,053,057
    817,327   Telecom Italia Mobile SpA                                  6,952,573
                                                                    --------------
                                                                        30,298,859
-------------------------------------------------------------------------------------
Netherlands  4.1%
    124,170   Heineken N.V.                                              6,746,502
     75,122   Royal Dutch Petroleum Co.                                  4,457,221
                                                                    --------------
                                                                        11,203,723
-------------------------------------------------------------------------------------
Norway  1.1%
    114,300   Tandberg ASA(a)                                            3,026,381
-------------------------------------------------------------------------------------
Spain  5.6%
    808,877   Banco Santander Central Hispano SA                         7,842,068
    386,465   Telefonica SA(a)                                           7,372,168
                                                                    --------------
                                                                        15,214,236
-------------------------------------------------------------------------------------
Sweden  5.4%
    175,000   Framtidsfabriken AB(a)                                       460,250
    249,960   Hennes & Mauritz AB (Class 'B' Share)                      4,674,252
     46,260   Metro International SA (Class 'A' Share)                     467,226
    107,940   Metro International SA (Class 'B' Share)                   1,306,074
    154,200   Modern Times Group MTG AB (Class 'B' Share)(a)             3,932,100
    272,500   Telefonektiebolaget LM Ericcson AB                         3,624,250
                                                                    --------------
                                                                        14,464,152

    10                                     See Notes to Financial Statements

       Prudential Europe Growth Fund, Inc.
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Switzerland  5.7%
      1,410   Julius Baer Holding AG                                $    6,981,557
      7,168   Serono Group                                               6,448,389
      1,481   Swatch Group AG                                            1,960,989
                                                                    --------------
                                                                        15,390,935
-------------------------------------------------------------------------------------
United Kingdom  23.9%
    320,330   ARM Holdings PLC(a)                                        3,159,760
    317,355   Barclays PLC                                               9,078,203
    235,948   British Sky Broadcasting Group PLC(a)                      3,405,548
    461,520   Capita Group PLC                                           3,514,774
     98,272   COLT Telecom Group PLC(a)                                  3,136,174
    970,500   Dixons Group PLC                                           2,886,005
    605,854   Electrocomponents PLC                                      6,046,500
    488,825   GKN PLC                                                    5,601,807
    651,368   Hays PLC                                                   3,555,089
    488,271   Invensys PLC                                               1,165,130
    616,442   Misys PLC                                                  6,420,432
    254,835   Serco Group PLC                                            2,347,364
    102,439   Shire Pharmaceuticals Group PLC(a)                         2,080,372
    401,636   SmithKline Beecham PLC                                     5,185,257
  1,699,508   Vodafone Group PLC                                         7,069,265
                                                                    --------------
                                                                        64,651,680
                                                                    --------------
              Total common stocks (cost $193,506,573)                  228,631,895
                                                                    --------------
PREFERRED STOCKS  5.6%
-------------------------------------------------------------------------------------
Federal Republic of Germany  5.6%
      8,950   Fresenius AG                                               2,211,047
      1,785   Porsche AG                                                 6,016,040
    172,126   Wella AG                                                   6,904,469
                                                                    --------------
              Total preferred stocks (cost $10,917,305)                 15,131,556
                                                                    --------------
              Total long-term investments (cost $204,423,878)          243,763,451
                                                                    --------------

    See Notes to Financial Statements                                     11

       Prudential Europe Growth Fund, Inc.
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  5.8%
United States
-------------------------------------------------------------------------------------
Repurchase Agreements  5.8%
$    15,636   Joint Repurchase Agreement Account,
               6.55%, 11/1/00 (cost $15,636,000; Note 5)            $   15,636,000
                                                                    --------------
              Total Investments  95.9% (cost $220,059,878)             259,399,451
              Other assets in excess of liabilities  4.1%               11,088,458
                                                                    --------------
              Net Assets  100%                                      $  270,487,909
                                                                    --------------
                                                                    --------------

------------------------------
The following abbreviations are used in portfolio descriptions:
AB--Aktiebolag (Swedish Stock Company)
AG--Aktiengesellschaft (German Stock Company)
N.V.--Naamloze Vennootschap (Dutch Corporation)
Oy--Osakehio (Finnish Corporation)
PLC--Public Limited Company (British Corporation)
SA--Sociedad Anomia (Spanish Corporation) or Societe Anonyme (French
Corporation)
SpA--Societa per Azioni (Italian Corporation)
(a) Non-income producing security.
(b) Portion of the security on loan; see Note 4.
    12                                     See Notes to Financial Statements

       Prudential Europe Growth Fund, Inc.
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2000 was as follows:

Banking................................................................   11.8%
Retail.................................................................   11.3
Telecommunications Services............................................    9.5
Computer Products......................................................    5.8
Telecommunications Equipment...........................................    4.8
Automobiles & Auto Parts...............................................    4.3
Publishing.............................................................    4.3
Financial Services.....................................................    2.9
Cosmetics/Toiletries...................................................    2.5
Beverages..............................................................    2.5
Drugs & Health Care....................................................    2.4
Telecommunications.....................................................    2.3
Restaurants............................................................    2.2
Advertising............................................................    2.0
Medical Products & Services............................................    1.9
Oil & Gas - Production/Pipeline........................................    1.8
Entertainment..........................................................    1.7
Oil & Natural Gas Production...........................................    1.6
Engineering & Equipment................................................    1.5
Human Resources........................................................    1.3
Media..................................................................    1.3
Commercial Services....................................................    1.3
Business & Public Services.............................................    1.3
Electronic Components & Instruments....................................    1.2
Retailing..............................................................    1.1
Medical Devices........................................................    1.0
Professional Services..................................................    0.9
Machinery & Engineering................................................    0.9
Pharmaceuticals........................................................    0.8
Diversified Operations.................................................    0.4
Computer Services......................................................    0.2
                                                                         -----
                                                                          95.9
Other assets in excess of liabilities..................................    4.1
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                     13

       Prudential Europe Growth Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                  October 31, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $220,059,878)                           $259,399,451
Foreign currency, at value (cost $8,930,595)                           8,631,789
Cash                                                                      80,626
Receivable for Fund shares sold                                        3,146,427
Prepaid and other assets                                                 218,442
Receivable for securities lending, net                                   186,391
Dividends and interest receivable                                         75,781
                                                                  ----------------
      Total assets                                                   271,738,907
                                                                  ----------------
LIABILITIES
Payable for Fund shares reacquired                                       688,854
Accrued expenses                                                         215,941
Management fee payable                                                   169,522
Distribution fee payable                                                 160,376
Foreign withholding taxes payable                                         16,305
                                                                  ----------------
      Total liabilities                                                1,250,998
                                                                  ----------------
NET ASSETS                                                          $270,487,909
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Common stock, at par                                             $     14,735
   Paid-in capital in excess of par                                  182,472,463
                                                                  ----------------
                                                                     182,487,198
   Net operating loss                                                 (1,533,713)
   Accumulated net realized gains on investments and foreign
      currency transactions                                           50,521,973
   Net unrealized appreciation on investments and foreign
      currencies                                                      39,012,451
                                                                  ----------------
Net assets, October 31, 2000                                        $270,487,909
                                                                  ----------------
                                                                  ----------------

    14                                     See Notes to Financial Statements

       Prudential Europe Growth Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  October 31, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($88,972,505
      / 4,719,384 shares of common stock issued and
      outstanding)                                                        $18.85
   Maximum sales charge (5.00% of offering price)                            .99
   Maximum offering price to public                                       $19.84
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($152,508,825 / 8,444,490 shares of common stock
      issued and outstanding)                                             $18.06
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share ($15,569,669
      / 862,323 shares of common stock issued and outstanding)            $18.06
   Sales charge (1.00% of offering price)                                    .18
   Offering price to public                                               $18.24
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($13,436,910 / 709,182 shares of common stock
      issued and outstanding)                                             $18.95
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     15

       Prudential Europe Growth Fund, Inc.
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                  October 31, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $251,728)         $  1,597,063
   Interest                                                              343,339
   Income from securities loaned, net                                    323,235
                                                                  ----------------
      Total income                                                     2,263,637
                                                                  ----------------
Expenses
   Management fee                                                      1,152,274
   Distribution fee--Class A                                             121,446
   Distribution fee--Class B                                             893,777
   Distribution fee--Class C                                              83,086
   Transfer agent's fees and expenses                                    264,000
   Custodian's fees and expenses                                         182,000
   Reports to shareholders                                                50,000
   Registration fees                                                      24,000
   Audit fees and expenses                                                18,000
   Legal fees and expenses                                                10,000
   Directors' fees and expenses                                            6,000
   Miscellaneous                                                           5,954
                                                                  ----------------
      Total expenses                                                   2,810,537
                                                                  ----------------
Net investment loss                                                     (546,900)
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                            26,178,696
   Foreign currency transactions                                      (2,973,978)
                                                                  ----------------
                                                                      23,204,718
                                                                  ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                       (64,274,486)
   Foreign currencies                                                    734,923
                                                                  ----------------
                                                                     (63,539,563)
                                                                  ----------------
Net gain (loss) on investments and foreign currencies                (40,334,845)
                                                                  ----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(40,881,745)
                                                                  ----------------
                                                                  ----------------

    16                                     See Notes to Financial Statements

       Prudential Europe Growth Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                     Six Months            Year
                                                       Ended               Ended
                                                  October 31, 2000    April 30, 2000
-------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment loss                             $     (546,900)     $   (2,075,814)
   Net realized gain (loss) on investment and
      foreign currency transactions                    23,204,718          46,626,097
   Net change in unrealized appreciation
      (depreciation) of investments and foreign
      currencies                                      (63,539,563)         12,163,336
                                                  ----------------    ---------------
   Net increase (decrease) in net assets
      resulting from operations                       (40,881,745)         56,713,619
                                                  ----------------    ---------------
Dividends and distributions (Note 1)
   Distributions from net realized gains
      Class A                                                  --          (3,885,829)
      Class B                                                  --          (8,828,651)
      Class C                                                  --            (754,954)
      Class Z                                                  --            (550,707)
                                                  ----------------    ---------------
                                                               --         (14,020,141)
                                                  ----------------    ---------------
Fund share transactions (net of share
   conversions)
   (Note 6)
   Net proceeds from shares sold                      382,524,172         491,227,290
   Net asset value of shares issued in
      reinvestment of distributions                            --          13,082,385
   Cost of shares reacquired                         (406,462,540)       (512,060,641)
                                                  ----------------    ---------------
Net increase (decrease) in net assets from Fund
   share transactions                                 (23,938,368)         (7,750,966)
                                                  ----------------    ---------------
Total increase (decrease)                             (64,820,113)         34,942,512
NET ASSETS
Beginning of period                                   335,308,022         300,365,510
                                                  ----------------    ---------------
End of period                                      $  270,487,909      $  335,308,022
                                                  ----------------    ---------------
                                                  ----------------    ---------------

    See Notes to Financial Statements                                     17

       Prudential Europe Growth Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Europe Growth Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in Europe. The Fund was incorporated in Maryland on March 18, 1994 and commenced investment operations on July 13, 1994.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities traded on an exchange (whether
domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

      Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      All Securities are valued as of 4:15 pm, New York Time.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.
    18

       Prudential Europe Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, such realized foreign currency gains and losses are included in the reported net realized gains/losses on investment transactions.

      Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest, dividends and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends out of
net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.
                                                                          19

       Prudential Europe Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Securities Lending:    The Fund may lend securities to broker-dealers. The
loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate, for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan. Prudential Securities Incorporated ('PSI'), a wholly owned subsidiary of The Prudential Insurance Company of America ('The Prudential'), is the securities lending agent for the Fund. For the six months ended October 31, 2000, PSI has been compensated approximately $93,000 for these services.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. Pursuant to a subadvisory agreement between PIFM and The Prudential Investment Corporation ('PIC'), PIC furnished investment advisory services in connection with the management of the Fund through an agreement with PRICOA Asset Management Ltd. ('PRICOA') from November 1, 1999 through October 1, 2000. Effective October 2, 2000, the Board of Directors terminated the subadvisory agreement with PIC, and PIFM entered into a subadvisory agreement with Jennison Associates LLC ('Jennison'), pursuant to which Jennison is paid under the same terms as
    20

       Prudential Europe Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

PIC was paid by PIFM. PIFM paid for the services of PIC and Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .75 of 1% of the Fund's average daily net assets.

      Prior to January 1, 2000, PIC was reimbursed by PIFM for reasonable costs and expenses incurred in furnishing investment advisory services. From January 1, through October 1, 2000, the subadvisory fee paid to PIC, and from October 2 through October 31, 2000, the subadvisory fee paid to Jennison by PIFM, was computed daily and payable monthly at an annual rate of .375 of 1% of the Fund's average daily net assets. The change in subadvisory fee structure has no impact on the management fee charged to the Fund or its shareholders.

      The Fund has a distribution agreement with Prudential Investments Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended October 31, 2000.

      PIMS has advised the Fund that it has received approximately $54,300 and $14,900 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended October 31, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has also advised the Fund that for the six months ended October 31, 2000, it has received approximately $149,900 and $6,900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIC, PIMS, PRICOA and Jennison are wholly owned subsidiaries of The Prudential Insurance Company of America ('The Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated
                                                                          21

       Prudential Europe Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee at an annual rate of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the six months ended October 31, 2000.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended October 31, 2000, the Fund incurred fees of approximately $204,500 for the services of PMFS. As of October 31, 2000, approximately $42,900 of such fees were due to PMFS. Transfer agent's fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended October 31, 2000 were $54,858,433 and $70,589,881, respectively.

      The cost basis of investments for federal income tax purposes at October 31, 2000 was $220,363,121 and, accordingly, net unrealized appreciation for federal income tax purposes was $39,036,330 (gross unrealized appreciation--$54,241,501; gross unrealized depreciation--$15,205,171).

      As of October 31, 2000, the Fund had securities on loan with an aggregate market value of $10,305,544. As of this date, the collateral held for securities on loan was comprised of U.S. government securities with an aggregate market value of $11,866,775.

      The Fund will elect, for United States Federal income tax purposes, to treat net currency losses of $986,813 incurred in the six-month period ended April 30, 2000 as having been incurred in the following fiscal year.

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or Federal agency obligations. As of October 31, 2000, the Fund had a 2.4%
    22

       Prudential Europe Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

undivided interest in repurchase agreements in the joint account. The undivided interest for the Fund represents $15,636,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor were as follows:

      ABN AMRO Incorporated, 6.56%, in the principal amount of $150,000,000, repurchase price $150,027,333, due 11/1/00. The value of the collateral including accrued interest was $153,000,176.

      Bear, Stearns & Co. Inc., 6.56%, in the principal amount of $175,000,000, repurchase price $175,031,889, due 11/1/00. The value of the collateral including accrued interest was $184,628,570.

      Chase Securities Inc., 6.56%, in the principal amount of $115,000,000, repurchase price $115,020,956, due 11/1/00. The value of the collateral including accrued interest was $117,304,831.

      Merrill Lynch, Pierce, Fenner & Smith, Inc., 6.375%, in the principal amount of $43,782,000, repurchase price $43,789,753, due 11/1/00. The value of the collateral including accrued interest was $44,659,885.

      UBS Warburg, 6.56%, in the principal amount of $175,000,000, repurchase price $175,031,889, due 11/1/00. The value of the collateral including accrued interest was $178,501,724.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to the participants of employee benefit plans qualified under Section 401, 457 and 403(b)(7) of the Internal Revenue Code, and nonqualified plans for which the Fund is an available option. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. There are 2 billion shares of $.001 par value common stock authorized and divided into four classes, designated Class A, Class B, Class C and Class Z Shares, each consisting of 500 million authorized shares.
                                                                          23

       Prudential Europe Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of common shares were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended October 31, 2000:
Shares sold                                                  16,432,109    $ 334,611,267
Shares reacquired                                           (16,939,138)    (346,336,978)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (507,029)     (11,725,711)
Shares issued upon conversion from Class B                      418,202        8,699,032
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   (88,827)   $  (3,026,679)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended April 30, 2000:
Shares sold                                                  18,244,254    $ 389,178,000
Shares issued in reinvestment of dividends and
  distributions                                                 166,846        3,530,465
Shares reacquired                                           (18,030,736)    (387,291,291)
                                                            -----------    -------------
Net increase in shares outstanding before conversion            380,364        5,417,174
Shares issued upon conversion from Class B                      274,634        6,022,135
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   654,998    $  11,439,309
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Six months ended October 31, 2000:
Shares sold                                                   1,080,307    $  21,301,301
Shares reacquired                                            (1,719,735)     (33,666,696)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (639,428)     (12,365,395)
Shares reacquired upon conversion into Class A                 (435,349)      (8,699,032)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,074,777)   $ (21,064,427)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended April 30, 2000:
Shares sold                                                   2,560,041    $  52,229,734
Shares issued in reinvestment of dividends and
  distributions                                                 405,762        8,285,665
Shares reacquired                                            (3,908,980)     (77,038,098)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (943,177)     (16,522,699)
Shares reacquired upon conversion into Class A                 (284,075)      (6,022,135)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,227,252)   $ (22,544,834)
                                                            -----------    -------------
                                                            -----------    -------------

    24

       Prudential Europe Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended October 31, 2000:
Shares sold                                                   1,021,734    $  19,666,770
Shares reacquired                                              (999,680)     (19,369,608)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                    22,054    $     297,162
                                                            -----------    -------------
                                                            -----------    -------------
Year ended April 30, 2000:
Shares sold                                                   1,758,466    $  33,865,643
Shares issued in reinvestment of dividends and
  distributions                                                  35,858          732,232
Shares reacquired                                            (1,779,870)     (34,304,719)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                    14,454    $     293,156
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Six Months ended October 31, 2000:
Shares sold                                                     338,784    $   6,944,834
Shares reacquired                                              (343,124)      (7,089,258)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                    (4,340)   $    (144,424)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended April 30, 2000:
Shares sold                                                     772,839    $  15,953,913
Shares issued in reinvestment of dividends and
  distributions                                                  25,142          534,023
Shares reacquired                                              (667,178)     (13,426,533)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   130,803    $   3,061,403
                                                            -----------    -------------
                                                            -----------    -------------

Note 7. Change In Subadvisor
On November 15, 2000, the Board of Directors approved a change in the subadvisor of the Fund from Jennison to Gartmore Global Partners effective in early January 2001.
                                                                          25

       Prudential Europe Growth Fund, Inc.
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                -------------------
                                                                 Six Months Ended
                                                                October 31, 2000(a)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   21.63
                                                                    ----------
Income from investment operations
Net investment income (loss)                                               .01
Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                         (2.79)
                                                                    ----------
      Total from investment operations                                   (2.78)
                                                                    ----------
Less distributions
Distributions in excess of net investment income                            --
Distributions from net realized gains on investments and
   foreign currency transactions                                            --
                                                                    ----------
      Total distributions                                                   --
                                                                    ----------
Net asset value, end of period                                       $   18.85
                                                                    ----------
                                                                    ----------
TOTAL RETURN(b)                                                         (12.85)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $  88,972
Average net assets (000)                                             $  96,364
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees (d)                                                            1.37%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                1.12%(c)
   Net investment income (loss)                                            .10%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  20%

------------------------------
(a) Based on weighted average shares outstanding, by class.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) The distributor of the Fund has agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.
    26                                     See Notes to Financial Statements

       Prudential Europe Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
---------------------------------------------------------------------------------------------------------
                                          Year Ended April 30,
---------------------------------------------------------------------------------------------------------
    2000(a)             1999(a)              1998(a)                1997               1996(a)
---------------------------------------------------------------------------------------------------------
    $  18.80            $  19.91             $  15.46             $  13.69             $  11.77
----------------    ----------------     ----------------     ----------------     ----------------
        (.04)                .03                  .01                  .09                  .06
        3.83                 .28                 6.38                 2.24                 1.86
----------------    ----------------     ----------------     ----------------     ----------------
        3.79                 .31                 6.39                 2.33                 1.92
----------------    ----------------     ----------------     ----------------     ----------------
          --                (.24)                (.14)                  --                   --
        (.96)              (1.18)               (1.80)                (.56)                  --
----------------    ----------------     ----------------     ----------------     ----------------
        (.96)              (1.42)               (1.94)                (.56)                  --
----------------    ----------------     ----------------     ----------------     ----------------
    $  21.63            $  18.80             $  19.91             $  15.46             $  13.69
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
       20.27%               2.03%               44.93%               17.20%               16.31%
    $104,031            $ 78,074             $ 55,507             $ 38,807             $ 47,789
    $ 85,317            $ 67,286             $ 42,885             $ 37,834             $ 47,183
        1.37%               1.43%                1.39%                1.36%                1.53%
        1.12%               1.18%                1.14%                1.11%                1.28%
        (.18)                .15%                 .08%                 .57%                 .44%
          79%                 62%                  50%                  31%                  65%

    See Notes to Financial Statements                                     27

       Prudential Europe Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                -------------------
                                                                 Six Months Ended
                                                                October 31, 2000(a)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   20.82
                                                                    ----------
Income from investment operations
Net investment loss                                                      (0.06)
Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                         (2.70)
                                                                    ----------
      Total from investment operations                                   (2.76)
                                                                    ----------
Less distributions
Distributions in excess of net investment income                            --
Distributions from net realized gains on investments and
   foreign currency transactions                                            --
                                                                    ----------
      Total distributions                                                   --
                                                                    ----------
Net asset value, end of period                                       $   18.06
                                                                    ----------
                                                                    ----------
TOTAL RETURN(b)                                                         (13.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 152,509
Average net assets (000)                                             $ 177,298
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                2.12%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                1.12%(c)
   Net investment (loss)                                                  (.63)%(c)

------------------------------
(a) Based on weighted average shares outstanding, by class.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
    28                                     See Notes to Financial Statements

       Prudential Europe Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
---------------------------------------------------------------------------------------------------------
                                          Year Ended April 30,
---------------------------------------------------------------------------------------------------------
    2000(a)             1999(a)              1998(a)                1997               1996(a)
---------------------------------------------------------------------------------------------------------
    $  18.26            $  19.35             $  15.12             $  13.49             $  11.69
----------------    ----------------     ----------------     ----------------     ----------------
        (.18)               (.11)                (.11)                (.04)                (.04)
        3.70                 .30                 6.15                 2.23                 1.84
----------------    ----------------     ----------------     ----------------     ----------------
        3.52                 .19                 6.04                 2.19                 1.80
----------------    ----------------     ----------------     ----------------     ----------------
          --                (.10)                (.01)                  --                   --
        (.96)              (1.18)               (1.80)                (.56)                  --
----------------    ----------------     ----------------     ----------------     ----------------
        (.96)              (1.28)               (1.81)                (.56)                  --
----------------    ----------------     ----------------     ----------------     ----------------
    $  20.82            $  18.26             $  19.35             $  15.12             $  13.49
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
       19.38%               1.39%               43.35%               16.41%               15.40%
    $198,260            $196,247             $175,857             $139,277             $125,868
    $193,811            $191,220             $147,492             $133,135             $122,255
        2.12%               2.18%                2.14%                2.11%                2.28%
        1.12%               1.18%                1.14%                1.11%                1.28%
        (.92)%              (.57)%               (.69)%               (.27)%               (.33)%

    See Notes to Financial Statements                                     29

       Prudential Europe Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C
                                                               --------------------
                                                                 Six Months Ended
                                                               October 31, 2000(a)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  20.83
                                                                     --------
Income from investment operations
Net investment loss                                                      (.06)
Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                        (2.71)
                                                                     --------
      Total from investment operations                                  (2.77)
                                                                     --------
Less distributions
Distributions in excess of net investment income                           --
Distributions from net realized gains on investments and
   foreign currency transactions                                           --
                                                                     --------
      Total distributions                                                  --
                                                                     --------
Net asset value, end of period                                       $  18.06
                                                                     --------
                                                                     --------
TOTAL RETURN(b)                                                        (13.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 15,570
Average net assets (000)                                             $ 16,482
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               2.12%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.12%(c)
   Net investment loss                                                   (.66)%(c)

------------------------------
(a) Based on weighted average shares outstanding, by class.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
    30                                     See Notes to Financial Statements

       Prudential Europe Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
---------------------------------------------------------------------------------------------------------
                                          Year Ended April 30,
---------------------------------------------------------------------------------------------------------
    2000(a)             1999(a)              1998(a)                1997               1996(a)
---------------------------------------------------------------------------------------------------------
    $  18.25            $  19.38             $  15.12             $  13.49             $  11.69
----------------    ----------------     ----------------     ----------------     ----------------
        (.18)               (.11)                (.11)                (.04)                (.04)
        3.72                 .26                 6.18                 2.23                 1.84
----------------    ----------------     ----------------     ----------------     ----------------
        3.54                 .15                 6.07                 2.19                 1.80
----------------    ----------------     ----------------     ----------------     ----------------
          --                (.10)                (.01)             --                   --
        (.96)              (1.18)               (1.80)                (.56)             --
----------------    ----------------     ----------------     ----------------     ----------------
        (.96)              (1.28)               (1.81)                (.56)             --
----------------    ----------------     ----------------     ----------------     ----------------
    $  20.83            $  18.25             $  19.38             $  15.12             $  13.49
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
       19.45%               1.18%               43.55%               16.41%               15.40%
    $ 17,501            $ 15,073             $ 11,122             $  8,010             $  7,741
    $ 15,974            $ 13,465             $  8,526             $  8,002             $  7,768
        2.12%               2.18%                2.14%                2.11%                2.28%
        1.12%               1.18%                1.14%                1.11%                1.28%
        (.93)%              (.61)%               (.66)%               (.25)%               (.30)%

    See Notes to Financial Statements                                     31

       Prudential Europe Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                -------------------
                                                                 Six Months Ended
                                                                October 31, 2000(a)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 21.74
                                                                     --------
Income from investment operations
Net investment income                                                     .04
Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                        (2.83)
                                                                     --------
      Total from investment operations                                  (2.79)
                                                                     --------
Less distributions
Distributions in excess of net investment income                           --
Distributions from net realized gains on investments and
   foreign currency transactions                                           --
                                                                     --------
      Total distributions                                                  --
                                                                     --------
Net asset value, end of period                                        $ 18.95
                                                                     --------
                                                                     --------
TOTAL RETURN(d)                                                        (12.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $13,437
Average net assets (000)                                              $14,624
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.12%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.12%(c)
   Net investment income                                                  .35%(c)

------------------------------
(a) Based on weighted average shares outstanding, by class.
(b) Commencement of class operations.
(c) Annualized.
(d) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(e) Figures are actual and not rounded to the nearest thousand.
    32                                     See Notes to Financial Statements

       Prudential Europe Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class Z
---------------------------------------------------------------------------------------------------------
                            Year Ended April 30,                                  April 15,1996(b)
-----------------------------------------------------------------------------          Through
    2000(c)             1999(c)              1998(c)               1997           April 30, 1996(c)
---------------------------------------------------------------------------------------------------------
    $  18.83            $  19.93             $  15.51            $  13.68              $ 13.40
    --------            --------             --------            --------              -------
         .01                 .05                  .04                 .02                  .28
        3.86                 .31                 6.37                2.37                   --
    --------            --------             --------            --------              -------
        3.87                 .36                 6.41                2.39                  .28
    --------            --------             --------            --------              -------
          --                (.28)                (.19)                 --                   --
        (.96)              (1.18)               (1.80)               (.56)                  --
    --------            --------             --------            --------              -------
        (.96)              (1.46)               (1.99)               (.56)                  --
    --------            --------             --------            --------              -------
    $  21.74            $  18.83             $  19.93            $  15.51              $ 13.68
    --------            --------             --------            --------              -------
    --------            --------             --------            --------              -------
       20.67%               2.35%               44.95%              17.66%                2.09%
    $ 15,516            $ 10,972             $  3,090            $ 11,949              $   204(e)
    $ 12,455            $  8,572             $ 12,148            $  7,958              $   203(e)
        1.12%               1.18%                1.14%               1.11%                1.28%(a)
        1.12%               1.18%                1.14%               1.11%                1.28%(a)
         .08%                .25%                 .26%                .22%                 .54%(a)

    See Notes to Financial Statements                                     33

Prudential Europe Growth Fund, Inc.
Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
     Prudential Tax-Managed Equity Fund
Strategic Partners Focused Growth Fund
Target Funds
     Large Capitalization Growth Fund
     Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
     Prudential Jennison Growth Fund
Prudential Value Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
     Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
Small Capitalization Growth Fund
Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
     Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
     Prudential Financial Services Fund
     Prudential Health Sciences Fund
     Prudential Technology Fund
     Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
     Prudential Global Growth Fund
     Prudential International Value Fund
     Prudential Jennison International Growth Fund
Target Funds
     International Equity Fund

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
     Conservative Growth Fund
     Moderate Growth Fund
     High Growth Fund
The Prudential Investment Portfolios, Inc.
     Prudential Active Balanced Fund
               www.prudential.com        (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
     Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
     Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
     Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
     California Series
     California Income Series
Prudential Municipal Bond Fund
     High Income Series
     Insured Series
Prudential Municipal Series Fund
     Florida Series
     New Jersey Series
     New York Series
     Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
     Liquid Assets Fund
     National Money Market Fund
Prudential Government Securities Trust
     Money Market Series
     U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
     Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
     Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
     California Money Market Series
Prudential Municipal Series Fund
     Connecticut Money Market Series
     Massachusetts Money Market Series
     New Jersey Money Market Series
     New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

Prudential Europe Growth Fund, Inc.
Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial professional can help you match the reward you seek with the risk you can tolerate.
Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

Keeping Up With the Joneses
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

         www.prudential.com       (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath. Jr., President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Robert C. Rosselot, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Fund Symbols
            NASDAQ      CUSIP
Class A     PRAEX     74431N103
Class B     PRBEX     74431N202
Class C     PEUCX     74431N301
Class Z     PIEUX     74431N400

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)                               BULK RATE
Prudential Mutual Funds             U.S. POSTAGE
Gateway Center Three                    PAID
100 Mulberry Street                 Permit 6807
Newark, NJ  07102-4077              New York, NY
(800) 225-1852

MF160E2     74431N103     74431N202     74431N301     74431N400

(ICON)   Printed on Recycled Paper